UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 783,427	$ 566,384
Restricted cash and short-term deposits	109,824	75,579
Trade accounts receivable	95,700	29,667
Current portion of net investment in sales-type lease	148,896	0
Amounts due from related parties	21,637	20,354
Other current assets	13,025	47,882
Total current assets	1,172,509	739,866
Non-current assets
Restricted cash	14,050	74,619
Equity method investments	35,060	43,665
Assets under development	874,408	2,261,197
Vessels and equipment, net	955,140	1,079,745
Net investment in sales-type lease	1,616,846	0
Intangible assets	2,115	2,348
Non-current amounts due from related parties	5,924	6,006
Other non-current assets	95,371	160,231
Total assets	4,771,423	4,367,677
Current liabilities
Current portion of long-term debt and short-term debt	(512,045)	(521,282)
Trade accounts payable	(82,909)	(198,906)
Accrued expenses	(169,840)	(66,071)
Other current liabilities	(31,072)	(55,265)
Total current liabilities	(795,866)	(841,524)
Non-current liabilities
Long-term debt	(1,436,410)	(930,973)
Other non-current liabilities	(253,077)	(225,776)
Total liabilities	(2,485,353)	(1,998,273)
EQUITY
Stockholders’ equity	(1,886,010)	(2,014,151)
Non-controlling interests	(400,060)	(355,253)
Total liabilities and equity	$ (4,771,423)	$ (4,367,677)